Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
Contingencies and Commitments [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 23

CONTINGENCIES AND COMMITMENTS

a)	Lawsuits and legal procedures

As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business, As of December 31, 2019, the Bank and its subsidiaries have provisions for this item of Ch$1,274 (Ch$923 million as of December 31, 2018) which is included in "Provisions" in the Consolidated Statements of Financial Position as provisions for contingencies.

b)	Contingent loans

The following table shows the Bank's contractual obligations to issue loans:

	As of December 31,
	2019	2018
	MCh$	MCh$
Letters of credit issued	140,572	223,420
Foreign letters of credit confirmed	70,192	57,038
Performance guarantee	1,929,894	1,954,205
Personal guarantees	451,950	133,623
Total contingent liabilities	2,592,608	2,368,286
Available on demand credit lines	8,732,422	8,997,650
Other irrevocable credit commitments	485,991	327,297
Total loan commitment	9,218,413	9,324,947
Total	11,811,021	11,693,233

c)	Held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Third party operations
Collections	90,966	99,784
Transferred financial assets managed by the Bank	21,507	26,262
Assets from third parties managed by the Bank and its affiliates	1,592,845	1,630,431
Subtotal	1,705,318	1,756,477
Custody of securities
Securities held in custody	9,731,894	11,160,488
Securities held in custody deposited in other entity	1,206,541	861,405
Issued securities held in custody	21,636,819	12,335,871
Subtotal	32,575,254	24,357,764
Total	34,280,572	26,114,241

During 2019, the Bank classified the portfolios managed by private banking in "Assets from third parties managed by the Bank and its affiliates" (memo account). At the end of December 2019, the balance for this was Ch$ 1,592,810 million (Ch$ 1,630,396 million at December 31, 2018).

d)	Guarantees

Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°5014196 in force with the company Compañía de Seguros Chilena Consolidada S.A., coverage for 50,000,000 USD per claim with an annual limit of 100,000,000 USD, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2020, which has been renewed.

e)	Contingent loans and liabilities

To satisfy its clients' needs, the Bank took on several contingent loans and liabilities that are not be recognised in the Consolidated Financial Statements of Financial Position; these contain loan risks and they are, therefore, part of the Bank's global risk.